Exhibit 99.1

GRANT THORN TON LLP 1301 International Parkway, Suite 200 Fort Lauderdale, FL 33323 D +1 954 768 9900 F +1 954 768 9908

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Directors and Management of Holiday Inn Club Vacations Incorporated and Wilson Resort Finance, LLC, HINNT 2025-A LLC, Wells Fargo Securities, LLC, BofA Securities Inc., Truist Securities, Inc., J.P. Morgan Securities LLC, Citizens Capital Markets, Inc., and FHN Financial Securities Corp.:

We have performed the procedures enumerated below, on certain information with respect to attributes of Holiday Inn Club Vacations Incorporated and Wilson Resort Finance, LLC’s (collectively, the “Company”) timeshare loans as of January 31, 2025 (the “Subject Matter”) related to HINNT 2025-A LLC’s (the “Issuer”) issuance of Timeshare Loan-Backed Notes, Series 2025-A (the “Securitization Transaction”). The Company is responsible for the Data File (as defined herein) accurately representing the information included in the underlying asset documents and the disclosed assumptions and methodologies.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the Subject Matter. This report may not be suitable for any other purpose. Additionally, the Issuer, Wells Fargo Securities, LLC, BofA Securities Inc., Truist Securities, Inc., J.P. Morgan Securities LLC, Citizens Capital Markets, Inc., and FHN Financial Securities Corp. (collectively, and together with the Company, the “Specified Parties”) have agreed to and acknowledged that the procedures performed are appropriate for their purposes. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed on the timeshare loans and our findings are as follows.

For the purposes of all agreed-upon procedures, we were instructed by the Company that:

(i) differences of less than or equal to $1.00, 0.01 (numbers and years) or 0.01%, as applicable, were in agreement.

(ii)  differences in the Condo Association, Obligor State and Obligor Country that are as a result of abbreviations or punctuation were considered in agreement.

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

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Unless otherwise indicated, the following are defined for the purposes of our procedures:

•  the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•  the phrase “recomputed” means, if applicable, we recalculated the number through mathematical calculation using the applicable information in the Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•  the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to, Promissory Notes, Purchase Agreements, Closing Disclosures, Timeshare Loan Servicing System, and Electronic downloads from the Credit Agency’s website.

Due diligence agreed-upon procedures

On February 9, 2025, and with updates through February 21, 2025, the Company provided us with a computer readable data file (the “Data File”) containing certain characteristics of the timeshare loans (the “Timeshare Loans”) included in the Securitization Transaction. We performed the procedures indicated below on the Timeshare Loans.

As instructed by the Company, Grant Thornton selected 100 Timeshare Loans on a random basis from the Data File. For each of the selected Timeshare Loans (the “Sample Timeshare Loans”) listed on Appendix A, we performed comparisons for certain characteristics (as identified in Exhibit 1) to certain available source documents (the “Source Documents”). When more than one Source Document was available for a Sample Characteristic, we used the highest priority Source Document that we can locate in the Loan File.

The procedures we performed on the Sample Timeshare Loans are listed below:

Exhibit 1

Characteristics:

	Sample Characteristic	Sample Characteristic Column Title / Data File Field	Source Documents
1	Original Principal Balance	Loan Amount SUM	Promissory Note or Closing Disclosure, Purchase Agreement

2	Current Principal Balance	Principal Balance SUM	Timeshare Loan Servicing System

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	Sample Characteristic	Sample Characteristic Column Title / Data File Field	Source Documents

3	Condo Association	Condo Association	Promissory Note or Closing Disclosure, Purchase Agreement

4	Current Term	Current Term SUM	Promissory Note or Closing Disclosure, Purchase Agreement

5	Term Paid	Term Paid	Timeshare Loan Servicing System

6	Current Rate	Current Rate SUM	Promissory Note or Closing Disclosure, Purchase Agreement

7	Obligor State	Adr State Cd	Promissory Note or Closing Disclosure, Purchase Agreement, Timeshare Loan Servicing System

8	Obligor Country	Adr Location	Promissory Note or Closing Disclosure, Purchase Agreement, Timeshare Loan Servicing System

9	Down Payment Amount	Total Down Payment Amt SUM	Closing Disclosure, Purchase Agreement

10	FICO Score	Credit Score SUM	Electronic download from the Credit Agency’s website

11	Payment Status	Aging	Timeshare Loan Servicing System

12	Payment Type	Payment Type	Timeshare Loan Servicing System

13	Days Delinquent	Acc Dlq Days SUM	Timeshare Loan Servicing System

The Company instructed us to use the following methodology:

For characteristics 1-4 and 6-12 (as set forth in the Data File), we compared and agreed to the corresponding information as set forth in the provided Source Documents. For characteristic 5, we compared and/or recomputed and agreed to the corresponding information as set forth in the provided Source Documents. For characteristic 13, we recomputed and agreed to the corresponding information as set forth in the provided Source Documents.

For “Term Paid” (characteristic 5), we were instructed by the Company to subtract one paid term for any loan with a February 2025 payment to determine the term paid as of the January 31, 2025, cut-off date.

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For “Payment Type” (characteristic 12), we were instructed by the Company to use the following methodology:

•  The Timeshare Loan Servicing System value containing the word “Credit Card” were deemed equal to the Data File value of “Auto Credit”.

•  The Timeshare Loan Servicing System value containing the word “Lockbox” were deemed equal to the Data File value of “Coupon”.

•  The Time Share Loan Servicing System value containing the word “ACH Payments” were deemed equal to the Data File value of “Auto Debit”.

For “Days Delinquent” (characteristic 13), we were instructed by the Company to recompute such characteristic using the following methodology:

•  Subtract the date of delinquency from the Timeshare Loan Servicing System from the January 31, 2025, cut-off date.

We noted no unresolved discrepancies between the Data File and the Source Documents.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•  addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements;

•  addressing the value of collateral securing any such assets being securitized;

•  addressing the compliance of the originator of the assets with federal, state, and local laws and regulations;

•  satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”);

•  addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions, including but not limited to whether the characteristics have implications on the future performance of the assets, underwritten value of the assets, credit quality of the assets, likelihood of return to investors or any other implications related to the assets or the related asset-backed securities;

•  forming any conclusions; and

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•   any other terms or requirements of the transaction that do not appear in this report.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

/s/ GRANT THORNTON LLP

Fort Lauderdale, Florida

March 6, 2025

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Appendix A

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APPENDIX A

Sample Timeshare Loans

Sample Timeshare Loan Number	Timeshare Loan Number	Sample Timeshare Loan Number	Timeshare Loan Number	Sample Timeshare Loan Number	Timeshare Loan Number	Sample Timeshare Loan Number	Timeshare Loan Number
1	[REDACTED]	26	[REDACTED]	51	[REDACTED]	76	[REDACTED]
2	[REDACTED]	27	[REDACTED]	52	[REDACTED]	77	[REDACTED]
3	[REDACTED]	28	[REDACTED]	53	[REDACTED]	78	[REDACTED]
4	[REDACTED]	29	[REDACTED]	54	[REDACTED]	79	[REDACTED]
5	[REDACTED]	30	[REDACTED]	55	[REDACTED]	80	[REDACTED]
6	[REDACTED]	31	[REDACTED]	56	[REDACTED]	81	[REDACTED]
7	[REDACTED]	32	[REDACTED]	57	[REDACTED]	82	[REDACTED]
8	[REDACTED]	33	[REDACTED]	58	[REDACTED]	83	[REDACTED]
9	[REDACTED]	34	[REDACTED]	59	[REDACTED]	84	[REDACTED]
10	[REDACTED]	35	[REDACTED]	60	[REDACTED]	85	[REDACTED]
11	[REDACTED]	36	[REDACTED]	61	[REDACTED]	86	[REDACTED]
12	[REDACTED]	37	[REDACTED]	62	[REDACTED]	87	[REDACTED]
13	[REDACTED]	38	[REDACTED]	63	[REDACTED]	88	[REDACTED]
14	[REDACTED]	39	[REDACTED]	64	[REDACTED]	89	[REDACTED]
15	[REDACTED]	40	[REDACTED]	65	[REDACTED]	90	[REDACTED]
16	[REDACTED]	41	[REDACTED]	66	[REDACTED]	91	[REDACTED]
17	[REDACTED]	42	[REDACTED]	67	[REDACTED]	92	[REDACTED]
18	[REDACTED]	43	[REDACTED]	68	[REDACTED]	93	[REDACTED]
19	[REDACTED]	44	[REDACTED]	69	[REDACTED]	94	[REDACTED]
20	[REDACTED]	45	[REDACTED]	70	[REDACTED]	95	[REDACTED]
21	[REDACTED]	46	[REDACTED]	71	[REDACTED]	96	[REDACTED]
22	[REDACTED]	47	[REDACTED]	72	[REDACTED]	97	[REDACTED]
23	[REDACTED]	48	[REDACTED]	73	[REDACTED]	98	[REDACTED]
24	[REDACTED]	49	[REDACTED]	74	[REDACTED]	99	[REDACTED]
25	[REDACTED]	50	[REDACTED]	75	[REDACTED]	100	[REDACTED]